Schedule of General and Administration Costs (Details) - USD ($)	3 Months Ended		9 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
IfrsStatementLineItems [Line Items]
Consulting	$ 24,768	$ 7,684	$ 62,440	$ 23,610
Amortization	3,817	3,814	11,454	11,443
Share-based compensation	1,586,128	2,007,507	3,204,704	2,007,507
General and Administration Costs [member]
IfrsStatementLineItems [Line Items]
Wages and salaries	173,862	189,200	540,481	264,378
Professional fees	224,573	299,923	805,263	347,811
Consulting	118,081	173,993	354,852	241,797
Insurance	314,226	114,770	722,608	122,544
Regulatory, filing and transfer agent fees	42,656	24,688	233,764	33,273
Shareholder communications	144,048	76,795	379,423	98,503
Amortization	3,817	3,814	11,453	11,443
Rent	3,167	4,278	9,569	13,778
Travel	26,155	46	45,916	6,606
Other	98,448	14,609	169,950	17,847
Share-based compensation	1,153,248	1,288,027	2,636,995	1,288,027
NASDAQ uplisting expenses		$ 1,491,085		$ 1,491,085